UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.              May 14, 2007
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        81
                                           -----------

Form 13F Information Table Entry Value:      931,051
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


   COLUMN 1                     COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                 TITLE
                                  OF                     VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER                CLASS       CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-----------------                -----       -----      --------    -------   ---  ----  ----------  --------   ----   ------   ----
Acadia Pharmaceuticals Inc.      COM         004225108  29,064      1,935,037 SH         SOLE                   1,935,037
Acorda Therapeutics              COM         00484M106  19,321        994,908 SH         SOLE                     994,908
Acusphere                        COM         00511R870     873        316,175 SH         SOLE                     316,175
Adolor Corp.                     COM         00724X102   4,457        509,321 SH         SOLE                     509,321
Alexion                          COM         015351109   6,071        140,411 SH         SOLE                     140,411
Allos Therapeutics Inc.          COM         019777101  59,279      9,929,493 SH         SOLE                   9,929,493
Altus Pharmaceuticals Inc.       COM         02216N105   2,684        176,358 SH         SOLE                     176,358
Amylin Pharmaceuticals Inc.      COM         032346108  62,716      1,678,698 SH         SOLE                   1,678,698
Anesiva Inc.                     COM         21872P501  10,504      1,522,321 SH         SOLE                   1,522,321
Aradigm Corp.                    COM         038505301     122        100,000 SH         SOLE                     100,000
Arena Pharmaceuticals Inc.       COM         040047102   3,308        304,649 SH         SOLE                     304,649
Array Biopharma Inc.             COM         04269X105   3,326        261,928 SH         SOLE                     261,928
Atherogenics Inc.                COM         047439104      71         25,357 SH         SOLE                      25,357
Autoimmune Inc.                  COM         052776101      32         26,100 SH         SOLE                      26,100
Auxilium                         COM         05334D107   4,370        297,669 SH         SOLE                     297,669
Biocryst Pharmaceuticals Inc.    COM         09058V103  14,662      1,751,744 SH         SOLE                   1,751,744
Biomarin Pharmaceutical Inc.     COM         09061G101  11,357        657,980 SH         SOLE                     657,980
Cerus Corp.                      COM         157085101   8,616      1,276,425 SH         SOLE                   1,276,425
Chelsea Therapeutics             COM         163428105   3,647        684,319 SH         SOLE                     684,319
Coley Pharmaceutical Group Inc.  COM         19388P106   6,406        668,698 SH         SOLE                     668,698
Critical Therapeutics Inc.       COM         22674T105     434        199,084 SH         SOLE                     199,084
Curis Inc.                       COM         231269101      41         26,800 SH         SOLE                      26,800
Cyclacel Pharmaceuticals         COM         23254L108   2,119        273,386 SH         SOLE                     273,386
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                    PFD CONV EX 23254L207     598         95,500 SH         SOLE                      95,500
Cytokinetics Inc.                COM         23282W100  10,875      1,562,444 SH         SOLE                   1,562,444
Emergent Biosolutions            COM         29089Q105   4,654        346,800 SH         SOLE                     346,800
Epix Pharmaceuticals             COM         26881Q309     517         77,106 SH         SOLE                      77,106
Exelisis                         COM         30161Q104     762         76,657 SH         SOLE                      76,657
Genelabs Technologies Inc.       COM         368706206   1,878      1,020,440 SH         SOLE                   1,020,440
Genomic Health Inc.              COM         37244C101  47,986      2,767,375 SH         SOLE                   2,767,375
Genzyme                          COM         372917104   2,540         42,314 SH         SOLE                      42,314
GTX Inc.                         COM         40052B108     302         14,786 SH         SOLE                      14,786
Halozyme Therapeutics Inc.       COM         40637H109   7,379        915,483 SH         SOLE                     915,483
Icagen Inc.                      COM         45104P104     122         75,468 SH         SOLE                      75,468
Idera Pharmaceuticals Inc.       COM         45168K108  19,523      2,272,725 SH         SOLE                   2,272,725
Immunogen Inc.                   COM         45253H101     781        163,100 SH         SOLE                     163,100
Incyte Corp.                     COM         45337C102  21,153      3,209,917 SH         SOLE                   3,209,917
Infinity Pharmaceuticals Inc.    COM         45665G303   1,031         85,651 SH         SOLE                      85,651
Intermune Inc.                   COM         45884X103  37,565      1,523,306 SH         SOLE                   1,523,306
Isis Pharmaceuticals Inc.        COM         464330109     175         18,859 SH         SOLE                      18,859
Kosan                            COM         50064W107  12,898      2,345,165 SH         SOLE                   2,345,165
Ligand Pharmaceuticals Inc.      CL B        53220K207     385         38,224 SH         SOLE                      38,224
Medarex Inc.                     COM         583916101  11,323        875,004 SH         SOLE                     875,004
Medimmune Inc.                   COM         584699102   2,489         68,387 SH         SOLE                      68,387
Memory Pharma                    COM         58606R403     257        153,006 SH         SOLE                     153,006
Metabasis Therapeutics Inc.      COM         59101M105  17,746      2,414,466 SH         SOLE                   2,414,466
Micromet                         COM         59509C105   2,075        768,390 SH         SOLE                     768,390
Myriad Genetics Inc.             COM         62855J104  36,329      1,054,226 SH         SOLE                   1,054,226
Neopharm Inc.                    COM         640919106     299        175,816 SH         SOLE                     175,816
Neose Technologies Inc.          COM         640522108   5,745      2,235,589 SH         SOLE                   2,235,589
Neurogen Corp.                   COM         64124E106  33,456      5,147,078 SH         SOLE                   5,147,078
Novo-Nordisk                     COM         670100205  19,014        210,028 SH         SOLE                     210,028
Nuvelo Inc.                      COM         67072M301   1,823        495,356 SH         SOLE                     495,356
Onyx Inc.                        COM         683399109   1,134         45,650 SH         SOLE                      45,650
Optimer Pharmaceuticals          COM         68401H104  12,138      1,250,000 SH         SOLE                   1,250,000
OSI Pharmaceuticals              COM         671040103   5,736        173,826 SH         SOLE                     173,826
Pharmacyclics Inc.               COM         716933106     996        374,432 SH         SOLE                     374,432
Pozen Inc.                       COM         73941U102   3,606        244,490 SH         SOLE                     244,490
Seattle Genetics Inc.            COM         812578102  38,597      4,712,589 SH         SOLE                   4,712,589
Spectrum Pharmaceuticals Inc.    COM         84763A108   5,531        882,203 SH         SOLE                     882,203
Sunesis Pharmaceuticals Inc.     COM         867328502   5,836      1,296,739 SH         SOLE                   1,296,739
Supergen                         COM         868059106     263         44,600 SH         SOLE                      44,600
Tapestry Pharmaceuticals Inc.    COM         876031204   3,720      2,000,000 SH         SOLE                   2,000,000
Targacept                        COM         87611R306   1,221        146,750 SH         SOLE                     146,750
Telik Inc.                       COM         87959M109      74         13,634 SH         SOLE                      13,634
Theravance Inc.                  COM         88338T104  12,121        410,869 SH         SOLE                     410,869
Threshold Pharma                 COM         885807107   3,518      2,393,259 SH         SOLE                   2,393,259
Torreypines Therapeutics         COM         89235K105   1,369        196,395 SH         SOLE                     196,395
Trimeris Inc.                    COM         896263100  23,813      3,461,175 SH         SOLE                   3,461,175
Vertex Pharmaceuticals Inc.      COM         92532F100  47,193      1,683,074 SH         SOLE                   1,683,074
Viacell                          COM         92554J105      55         10,024 SH         SOLE                      10,024
Viropharma Inc.                  COM         928241108  85,373      5,831,462 SH         SOLE                   5,831,462
Xenoport Inc.                    COM         98411C100  27,523        987,918 SH         SOLE                     987,918
Zymogenetics Inc.                COM         98985T109   3,324        213,602 SH         SOLE                     213,602


Alexion Pharmaceuticals Notes
  1.375% 2/01/2012               CONV BONDS  015351AF6  12,492      8,300,000  PRN       SOLE                   8,300,000
Amylin Pharmaceuticals Notes
  2.5% 4/15/11                   CONV BONDS  032346AD0  11,416      8,980,000  PRN       SOLE                   8,980,000
Biomarin Pharmaceuticals Notes
  2.5% 3/29/2013                 CONV BONDS  09061GAC5  23,559     18,569,000  PRN       SOLE                  18,569,000
Decode Genetics Notes 3.5%
  4/15/2011                      CONV BONDS  243586AB0   2,055      3,000,000  PRN       SOLE                   3,000,000
Incyte Genomics  Notes 3.5%
  2/15/2011                      CONV BONDS  45337CAE2  16,553     18,972,000  PRN       SOLE                  18,972,000
Intermune Inc Notes .25%
  3/01/2011                      CONV BONDS  45884XAC7  10,795      8,500,000  PRN       SOLE                   8,500,000
Medarex Inc Notes 2.25%
  5/15/2011                      CONV BONDS  583916AG6  15,880     13,472,000  PRN       SOLE                  13,472,000
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